Earning per share (Details) - Schedule of Diluted Earnings Per Share - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	4,328,578	2,682,135
Shares Issuable Upon Exchange of Exchangeable Shares [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	12,611	14,560
Shares of Common Stock Issuable Upon Conversion of Convertible Notes [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	1,733,321	2,354,268
2019 Public Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	290,690	290,690
2022 Unit Offering – Common Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	2,173,913
2022 Unit Offering – Underwriter Warrants [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	108,696
Unvested Restricted Stock Units [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted	9,347	22,283
Unvested Restricted Stock Awards [Member]
Earning per share (Details) - Schedule of Diluted Earnings Per Share [Line Items]
Outstanding shares on fully diluted		334